Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [Abstract]
Trade and Other Receivables
	2024	2023
	A$’000	A$’000
Trade receivables	139,656	65,310
Allowance for impairment losses	(211)	(533)
	139,445	64,777